Details of Significant Accounts - Share capital - Narrative (Details) $ / shares in Units, $ in Thousands			6 Months Ended	18 Months Ended
	Feb. 07, 2024 shares	Nov. 24, 2023 shares	Jun. 30, 2024 USD ($) Vote $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Share capital
Authorized capital | $			$ 82,000	$ 82,000
Shares reserved for employee stock options (in shares)			30,000,000	30,000,000
Capital stock | $			$ 10,185	$ 10,185
Number of shares of ordinary stock (in shares)			101,849,000	101,849,000	101,917,000
Shares retired (in shares)			68,000	16,388,000
Number of shares surrendered by shareholder (in shares)				27,000
Number of class B ordinary share convertible into class A ordinary share			1	1
Perfect Class A Ordinary Shares
Share capital
Number of shares authorized (in shares)			700,000,000	700,000,000
Capital stock | $			$ 8,506	$ 8,506	$ 8,513
Number of shares of ordinary stock (in shares)			85,060,000	85,060,000
Shares retired (in shares)	68,000	16,129,010
Ordinary shares (in USD per share) | $ / shares			$ 0.1	$ 0.1	$ 0.1
Number of votes per share | Vote			1
Perfect Class B Ordinary Shares
Share capital
Number of shares authorized (in shares)			90,000,000	90,000,000
Capital stock | $			$ 1,679	$ 1,679	$ 1,679
Number of shares of ordinary stock (in shares)			16,789,000	16,789,000
Ordinary shares (in USD per share) | $ / shares			$ 0.1	$ 0.1	$ 0.1
Number of votes per share | Vote			10